Related-party balances and transactions (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Schedule of accounts receivable, interest on capital, revenues, and expenses

	March 31, 2024	December 31, 2023
Accounts receivable
Current:
Sanitation services	167,608	169,515
Allowance for losses	(51,078)	(50,498)
Reimbursement of additional retirement and pension benefits paid (G0):
- Monthly flow	41,929	36,241
- GESP Agreement – 2015	108,203	106,022

Total current	266,662	261,280

Noncurrent:
Agreement for the installment payment of sanitation services	1,361	1,361
Reimbursement of additional retirement and pension benefits paid (G0):
- GESP Agreement – 2015	930,947	933,911

Total noncurrent	932,308	935,272

Total receivables	1,198,970	1,196,552

Assets:
Sanitation services	117,891	120,378
Reimbursement of additional retirement and pension benefits paid (G0)	1,081,079	1,076,174

Total	1,198,970	1,196,552

Liabilities:
Interest on capital payable	420,564	420,564

Schedule of loan agreement through credit facility

	January to March 2023	January to March 2024

Revenue from sanitation services	162,966	186,144
Payments from related parties	(167,612)	(186,205)

Payment received from reimbursement referring to Law 4,819/1958	(52,593)	(47,816)